Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and other current assets
	As of December 31,
	2018	2019
Receivables from third party payment service providers	$14,012	$10,748
Advances to suppliers	5,329	4,424
Inventories(1)	12,606	4,132
Deductible input VAT	5,320	3,976
Interest receivable from bank deposits with original maturities of three months or less	1,198	1,252
Collaboration deposits	—	1,175
Employee advances	557	445
Prepaid content and licenses	288	375
Others	812	361
Total	$40,122	$26,888

(1) The inventory balances as of December 31, 2018 and 2019 were offset by provisions for impairment of US$2,547 and US$6,756, respectively.